Income Taxes (Schedule Of Rollforward Of Unrecognized Tax Benefits)(Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance, Beginning	$ 5,207,000	$ 6,621,000
Increases related to prior year tax positions	913,000	960,000
Decreases related to prior year tax positions	(428,000)
Increases related to current year tax positions	90,000	868,000
Lapse of statutes	(2,109,000)	(3,242,000)
Balance, Ending	$ 3,673,000	$ 5,207,000